Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands							1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 24, 2018	Feb. 12, 2018	Jan. 24, 2018	Jan. 12, 2018	Dec. 22, 2017	Sep. 21, 2016	Jan. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018	May 27, 2016
Loss Contingencies [Line Items]
Rent expense									$ 188	$ 550
Interest rate			10.00%
Common stock, authorized								500,000,000	500,000,000	50,000,000
Common stock, issued								6,568,500	11,868,619	4,361,094
Common stock, value								$ 66	$ 119	$ 44
Employee misappropriation of funds							$ 484
Issuance of common shares (in shares)								2,500,000
Mr. Dennis M. McGrath [Member]
Loss Contingencies [Line Items]
Payment terms	bi-monthly in accordance with the Company’s payroll practices.
Cash payment	$ 7
Maturity date of cash payment	Dec. 31, 2018
Mr. Dr. Yoav Ben-Dror [Member]
Loss Contingencies [Line Items]
Payment terms	Per month
Cash payment	$ 10
Maturity date of cash payment	Dec. 31, 2018
Mr. Dr. Dolev Rafaeli [Member]
Loss Contingencies [Line Items]
Payment terms	bi-monthly in accordance with the Company’s payroll practices.
Cash payment	$ 21
Maturity date of cash payment	Dec. 31, 2018
Suneet Singal [Member]
Loss Contingencies [Line Items]
Laws Affected						UCC Article 8-401
Litigation settlement, issue of shares (in shares)						1,000,000
Subsequent Event [Member] | Avalon Jubilee LLC [Member]
Loss Contingencies [Line Items]
Impairment expense				$ 862
Stock Grant Agreement [Member]
Loss Contingencies [Line Items]
Common stock, issued					1,857,336
Merger And Reorganization Agreement [Member] | DS Healthcare Group, Inc [Member]
Loss Contingencies [Line Items]
Termination fee												$ 3,000
Amended and Restated Separation Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payment terms		11 installments as follows: the first 6 installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018.
Issuance of common shares (in shares)		271,000
Amended and Restated Separation Agreement [Member] | Mr. Stephen Johnson [Member]
Loss Contingencies [Line Items]
Common stock, authorized		271,000
Common stock, value											$ 86
Payment of installments		$ 123
Payment of first six installments		10
Payment of last five installments		$ 12,500
Payment terms		11 installments as follows: the first six installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018.
Accrued compensation and related expenses											$ 78
Separation Agreement [Member] | Suneet Singal [Member]
Loss Contingencies [Line Items]
Issuance of common shares (in shares)					1,000,000
Description of discovery					Discoveries included an alleged misleading valuation of one property resulting in that property’s value being lowered by approximately $1 million, and an alleged incorrect transfer of interests in another property, Avalon Jubilee, to the Company despite the interests being subject to a right of first refusal.